11000328

CERTNAS

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

December 12, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 12, 2011 The Nasdaq Stock Market (the "Exchange") received from Global X Funds (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Global X NASDAQ China Technology ETF

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

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